ACQUISITION OF DECAHEDRON, LTD. (Details Narrative)	12 Months Ended
Dec. 31, 2017 USD ($) Integer shares
Business acquisition, name of acquired entity	DECAHEDRON, LTD
Business acquisition outstanding percentage	100.00%
Number of businesses acquired | Integer	1
Business acquisition outstanding shares value	$ 1,479,000
Business acquisition outstanding shares in exchange | shares	170,000
Adjustment related to other assets and accounts payable	$ 28,002
Impairment of goodwill	$ 1,949,884
Impairment of goodwill, percent	100.00%
Cash acquired on acquisition	$ 40,858
Acquisition [Member]
Revenues	4,221,751
Net Loss	$ 441,553